Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties	6 Months Ended
Mar. 31, 2022
Mr. Gang Lai [Member]
Related Party Transaction [Line Items]
Relationship with the group	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang [Member]
Related Party Transaction [Line Items]
Relationship with the group	Chief Financial Officer and Director
Ms. Xing Wu [Member]
Related Party Transaction [Line Items]
Relationship with the group	Mr. Gang Lai’s spouse
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”) [Member]
Related Party Transaction [Line Items]
Relationship with the group	An affiliated entity of the Company, 90% owned by and controlled by the Company’s chief executive officer